PRIVATE PLACEMENT (PPM-1) AND JH DARBIE FINANCING	12 Months Ended
Dec. 31, 2023
Private Placement Ppm-1 And Jh Darbie Financing
PRIVATE PLACEMENT (PPM-1) AND JH DARBIE FINANCING

NOTE 7 - PRIVATE PLACEMENT (PPM-1) AND JH DARBIE FINANCING

During the period from July 2020 to March 2021, the Company entered into subscription agreements with certain accredited investors pursuant to the JH Darbie Financing, whereby the Company issued and sold a total of 100 Units, for total gross proceeds of approximately $5 million, pursuant to the JH Darbie Placement Agreement, with each Unit consisting of:

■	25,000 shares of Edgepoint Common Stock for a price of $1.00 per share of Edgepoint Common Stock.
■

One convertible promissory note, convertible into up to 25,000 shares of Edgepoint Common Stock, at a conversion price of $1.00 per share or up to 138,889 shares of the Company’s Common Stock, at a conversion price of $0.18 per share.

■

50,000 warrants to purchase an equivalent number of shares of Edgepoint Common Stock at $1.00 per share or an equivalent number of shares of the Company’s Common Stock at $0.20 per share with a three-year expiration date.

In July and October 2023, The Company converted the debt of fourty two (42) accredited investors from the JH Darbie Financing (now referred to as “PPM-1”) into the new subscription agreements under the new financing (“PPM-2”- See Note 8 below), which resulted in conversion of $2.05 million of old debt into new debt to the Company.

As of December 31, 2023, and 2022, funds received under the JH Darbie Financing, net of debt discounts, consist of the following amounts:

	December 31, 2023	December 31, 2022

Convertible promissory notes
Subscription agreements - accredited investors	$311,693	$2,441,471
Subscription agreements – related party	-	124,547
Total convertible promissory notes	$311,693	$2,566,018

The Company incurred approximately $0.64 million of issuance costs, including legal costs of approximately $39,000, that are incremental costs directly related to the issuance of the various instruments bundled in the offering. As of the date of this Report, the PPM notes are in default.

Concurrently with the sale of the Units, JH Darbie was granted, for nominal consideration, a warrant, exercisable over a five-year period, to purchase 10% of the number of Units sold in the JH Darbie Financing. As such, the Company granted 10 Units to JH Darbie pursuant to the JH Darbie Placement Agreement.

The terms of convertible notes are summarized as follows:

■	Term: Through March 31, 2023.
■	Coupon: 16%.
■	Convertible at the option of the holder at any time in the Company’s Common Stock or Edgepoint Common Stock.
■	The conversion price is initially set at $0.18 per share for the Company’s Common Stock or $1.00 for Edgepoint Common Stock, subject to adjustment.

For more information on the private placement, refer to our 2022 Annual Report on Form 10-K/A filed with the SEC on April 19, 2023.

In February 2022, the Company and all except one of the Investors agreed to extend the maturity date of the Notes from March 31, 2022, to March 31, 2023. In consideration for the extension of the Notes, the Company issued to the Investors an aggregate of 33,000,066 Oncotelic Warrants at a price of $0.15 per share of Company’s Common Stock. Each Investor will be entitled to receive 333,334 Oncotelic Warrants for each Unit purchased. Upon the amendment of the terms of the convertible notes under the private placement memorandum. As incentive to extend the maturity date, approximately 33 million warrants were issued to the Unit Holders who participated in the amendment, the Company repaid the 1-unit holder who did not participate in the amendment shortly after March 31, 2022. Further, during the year ended December 31, 2023, the Company repaid two of the unit holders, who held 5 units and opted not to participate in the new JH Darbie financing. While the Company had been in default under the PPM-1 since April 2023, as of the date of this Annual Report, with the conversion of the rest of the Note Holders under the PPM-1, the event of default has been addressed.

The Company recognized amortization expense related to the debt discount and debt issuance costs of approximately $8,400 and $91,000 for the years ended December 31, 2023 and 2022, respectively, which is included in interest expense in the statements of operations.